Equity Investments	12 Months Ended
Dec. 31, 2015
Equity Investments [Abstract]
Equity Investments

9. Equity Investments

In March 2014, IDG-Accel China Growth Fund III L.P. and IDG-Accel China III Investors L.P. (“IDG-Accel Funds”) acquired US$3.0 million convertible preferred shares of Phoenix FM Limited (“FM”), previously a subsidiary of the Company, to accelerate development of the ifeng application business. Despite holding 100% of FM’s ordinary shares, the Company accounts for its investment in FM as an equity investment since the Company does not control FM due to substantive participating rights that have been provided to the IDG-Accel Funds. On the date the Company lost control of FM, the Company recognized a gain of RMB18.0 million in the consolidated statements of comprehensive income primarily arising from the difference between the fair value of its 100% equity interest of ordinary shares and the carrying amount of net assets in FM. The fair value of the ordinary shares was estimated by management after considering an independent appraisal performed by a reputable appraisal firm. As of December 31, 2015, the carrying value of equity investment in FM was nil. In addition to the equity investment in FM as of December 31, 2015, there was a RMB15.2 million loan receivable due from FM which has been impaired. The impairment amount was RMB9.0 million for the year ended December 31, 2015 which has also been included in “loss from equity investments, including impairments”.

In April 2014, the Group established a wholly owned subsidiary, Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”), for the development of online lottery ticket distribution business. Shikong Chuangyi (Beijing) Technology Culture Development Co. Ltd. and an individual investor agreed to inject capital of RMB8.2 million to acquire Fenghuang Jingcai’s 54.94% equity interest. As the Group lost control of Fenghuang Jingcai after the capital injections, RMB5.5 million gain on disposition of subsidiaries and acquisition of equity investments was recognized in the consolidated statements of comprehensive income primarily arising from the difference between the fair value of its retained 45.06% equity interest and the carrying amount of Fenghuang Jingcai’s net assets. The fair value of the retained investment was estimated by management after considering an independent appraisal performed by a reputable appraisal firm.

Since March 2015, Fenghuang Jingcai had suspended all of its online lottery ticket distribution businesses and had not generated any revenue, in response to the Notice related to Self-Inspection and Self-Remedy of Unauthorized Online Lottery Sales, or the Self-Inspection Notice, which was jointly promulgated by the Ministry of Finance, the Ministry of Civil Affairs and the General Administration of Sports of the People’s Republic of China. The management assesses that this regulatory change will continue to have negative influence to the cash flows of Fenghuang Jingcai in the future, and that the carrying value of Fenghuang Jingcai may not be fully recoverable. For the year ended December 31, 2015, the impairment of the equity investment in Fenghuang Jingcai recorded in the consolidated statements of comprehensive income was RMB3.2 million (US$0.5 million). As of December 31, 2015, the carrying value of equity investment in Fenghuang Jingcai was nil.

In December 2014, the Company acquired ordinary shares of Particle, representing 9.08% equity interest of Particle, on an as-if converted basis with a cash consideration of US$5.0 million (RMB31.2 million) and a number of the Company’s ordinary shares with fair value of US$2.8 million (RMB17.3 million). Such investment was accounted for under the equity method as of December 31, 2014. Including the Series B convertible redeemable preferred shares of Particle purchased in October 2014 and recorded in available-for-sale investments (see Note 8), the Company owned approximately 18.42% equity interest of Particle on an as-if converted basis as of December 31, 2014. In April 2015, all the ordinary shares and Class A ordinary shares the Company purchased were converted to Series C convertible redeemable preferred shares and all the investments in Particle were accounted for available-for sale investments as of December 31, 2015 (see Note 8).

After the deconsolidation of Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”) in December 2014 (see Note 18), the Group hold 50% of the equity interest of Tianbo which was in the amount of RMB14.3 million as of December 31, 2014. As of December 31, 2015, the carrying value of equity investment in Tianbo was RMB9.6 million (US$1.5 million).

In January 2015, the Group acquired 5% equity interest of Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”), from a family member of the chairman of Phoenix TV, for an aggregate purchase price of RMB0.5 million (US$0.1 million). Lilita is principally engaged in P2P lending and reward-based crowd-funding businesses.

In February 2015, the Group invested approximately RMB4.5 million (US$0.7 million) in Hangzhou Qike Technology Co., Ltd., a company engaged in providing risk management and credit control based on big data analysis to all financial institution and eventually directly to customers, and hold 45% equity interest of the company.

In April 2015, the Group acquired 0.3% equity interest of Lifeix Inc. for an aggregate purchase price of US$1.0 million (RMB6.1 million). Lifeix Inc. is the operator of a life station website L99.com or Lifeix.com. In December 2015, in view of business performance and near-term business outlook that were below management previous expectation, based on the other-than-temporary impairment assessment, the Group recorded the impairment loss of US$1.0 million (RMB6.4 million) to write down the equity investment.

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X (The Group had no equity method investment as of December 31, 2013):

	For the Years Ended December 31,
	2014	2015	2015
	RMB	RMB	US$
Operating data:
Revenues	12,944	67,752	10,459
Gross profit	2,419	36,245	5,595
Net loss	(21,813)	(69,290)	(10,697)
PNM’s share of net loss, including impairments	(18,538)	(41,861)	(6,462)

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Balance sheet data:
Current assets	130,351	58,239	8,991
Non-current assets	13,772	14,470	2,234
Current liabilities	61,835	82,756	12,775